Cost of goods sold and services rendered	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Cost of goods sold and services rendered
Cost of goods sold and services rendered

As of December 31, 2017:

	2017
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of 2017 (Note 19)	13,117	5,473	—	—	49,601	68,191
Cost of production of manufactured products (Note 6)	5,565	68,969	—	237	378,864	453,635
Purchases	82,842	7,779	2,410	—	93,106	186,137
Agricultural produce	102,734	—	34,569	616	1,015	138,934
Transfer to raw material	(12,998)	(1,354)	—	—	—	(14,352)
Direct agricultural selling expenses	22,940	—	—	—	—	22,940
Tax recoveries (i)	—	—	—	—	(28,478)	(28,478)
Changes in net realizable value of agricultural produce after harvest	8,852	—	—	—	—	8,852
Finished goods at the end of December 31, 2017 (Note 19)	(21,146)	(8,476)	—	—	(32,266)	(61,888)
Exchange differences	(5,604)	(1,304)	—	—	(336)	(7,244)
Cost of goods sold and services rendered, and direct agricultural selling expenses	196,302	71,087	36,979	853	461,506	766,727

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.

As of December 31, 2016:

	2016
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of 2016	16,034	6,904	55	—	24,631	47,624
Cost of production of manufactured products (Note 6)	478	61,254	371	206	376,791	439,100
Purchases	25,954	22,303	4,414	—	89,745	142,416
Agricultural produce	110,252	—	27,628	—	—	137,880
Transfer to raw material	(8,603)	—	—	—	—	(8,603)
Direct agricultural selling expenses	19,077	—	—	—	—	19,077
Tax recoveries (i)	—	—	—	—	(24,156)	(24,156)
Changes in net realizable value of agricultural produce after harvest	(5,841)	—	—	—	—	(5,841)
Finished goods at the end of December 31, 2016 (Note 19)	(13,117)	(5,473)	—	—	(49,601)	(68,191)
Exchange differences	(2,503)	(1,414)	103	6	3,083	(725)
Cost of goods sold and services rendered, and direct agricultural selling expenses	141,731	83,574	32,571	212	420,493	678,581

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.

As of December 31, 2015:

	2015
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Finished goods at the beginning of 2015	21,056	4,656	76	—	50,087	75,875
Cost of production of manufactured products (Note 6)	67	60,445	624	603	273,127	334,866
Purchases	27,625	13,520	920	—	48,610	90,675
Agricultural produce	93,536	—	31,563	—	—	125,099
Transfer to raw material	(6,237)	—	—	—	—	(6,237)
Direct agricultural selling expenses	29,179	—	—	—	—	29,179
Tax recoveries (i)	—	—	—	—	(16,196)	(16,196)
Changes in net realizable value of agricultural produce after harvest	14,691	—	—	—	—	14,691
Finished goods at the end of December 31, 2015	(16,034)	(6,904)	(55)	—	(24,631)	(47,624)
Exchange differences	(9,596)	(2,642)	(98)	—	(30,206)	(42,542)
Cost of goods sold and services rendered, and direct agricultural selling expenses	154,287	69,075	33,030	603	300,791	557,786

(i) Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values.